May 16, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Tax-Managed Funds (the Trust)
File No. 33-53683

Commissioners:

Enclosed is the 37th Post-EffectiveAmendment to the Trust's Registration Statementon Form
N-IA, which we are filing pursuantto Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) modify the redemption fee for conventional shares of
Vanguard Tax-Managed International Fund from 1% for shares held less than five years to a fee of 2% for shares held less than two months, and (2) to effect a number of non-material editorial changes.

Pursuantto Rule 485(a)(1) under the SecuritiesAct of 1933,we have designated an effective date of July 15, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuantto Rule485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requestedthat this 485(a) be declared effective.

If you have any questions or comments concerningthe enclosed Amendment, please contact me at (610) 669-2689.

Enclosures

cc:	Brion Thompson, Esq.
U.S. Securities and Exchange Commission